Significant Accounting Policies - Schedule of Fair Value Measurement Using Significant Inputs (Level 3) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Measurement Using Significant Inputs (Level 3) [Abstract]
Balance Beginning	$ 610,381	$ 647,373
Gain on revaluation of warrant liability	(290,264)	(36,992)
Balance Ending	$ 320,117	$ 610,381